Related Parties (Details) - Schedule of Shareholders and Other Related Parties’ Benefits - Officers and Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Shareholders and Other Related Parties’ Benefits [Line Items]
Salary and related expenses – officers and directors	$ 1,761	$ 1,923	$ 1,042
Share based payment – officers and directors	$ 1,009	$ 3,745	$ 5,876